UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21109
                                                     ---------

                      OFI TREMONT MARKET NEUTRAL HEDGE FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: MARCH 31
                                                 --------

                   Date of reporting period: DECEMBER 31, 2006
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.


OFI TREMONT MARKET NEUTRAL HEDGE FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006

                                                                        (Unaudited)

                                                                            % OF
                                                                         INVESTMENT                        FAIR         % OF NET
                                                                         FUND HELD        COST             VALUE         ASSETS
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN INVESTMENT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE ARBITRAGE
Lydian Partners II LP                                                        1.9%     $  3,000,000      $ 3,149,223          4.7%

---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS
Forum Absolute Return Fund Ltd.                                              1.2         3,000,000        2,935,525          4.4
Black River Emerging Markets Credit Opportunities Fund Ltd.                  1.0         2,000,000        2,335,982          3.5
Quorom Fund Ltd.                                                             0.4           700,000        1,205,474          1.8
                                                                                      ------------------------------------------
TOTAL EMERGING MARKETS                                                                   5,700,000        6,476,981          9.7

---------------------------------------------------------------------------------------------------------------------------------
EQUITY MARKET NEUTRAL
Barclays Global Investors The 32 Capital Fund Ltd.(Class A)                  0.2         1,515,001        2,996,503          4.5
Tykhe Portfolios Ltd (Class B)                                               0.5         2,500,000        2,715,073          4.0
O'Connor Global Fundamental Market Neutral Long/Short Ltd
  (Class A Series 1)                                                         0.5         2,500,000        2,674,121          4.0
                                                                                      ------------------------------------------
TOTAL EQUITY MARKET NEUTRAL                                                              6,515,001        8,385,697         12.5

---------------------------------------------------------------------------------------------------------------------------------
EVENT DRIVEN
Courage Special Situations Offshore Fund Ltd. (Class B)                      1.1         2,800,000        3,223,328          4.8
Perry Partners, L.P.                                                         0.1         2,800,000        3,211,749          4.8
GoldenTree Credit Opportunities, L.P.(Class A)                               1.6         1,934,740        2,915,901          4.4
Highland Crusader Fund II Ltd.                                               0.1         2,000,000        2,712,436          4.0
Jana Piranha Offshore Fund (Cayman) Ltd.                                     0.4         2,000,000        2,240,985          3.3
                                                                                      ------------------------------------------
TOTAL EVENT DRIVEN                                                                      11,534,740       14,304,399         21.3

---------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME ARBITRAGE
Bear Stearns High-Grade Structured Credit Strategies, L.P.                   1.3         2,500,000        3,414,917          5.1
Sorin Offshore Fund Ltd.                                                     0.9         3,000,000        3,102,972          4.6
Endeavour Fund I LLC                                                         0.9         1,950,000        2,732,035          4.1
Platinum Grove Contingent Capital Offshore Fund                              0.1         2,500,000        2,510,750          3.8
Julius Baer Diversified Fixed Income Hedge Fund (USD)                        5.5         1,000,000        1,235,601          1.8
                                                                                      ------------------------------------------
TOTAL FIXED INCOME ARBITRAGE                                                            10,950,000       12,996,275         19.4

---------------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY
Whitney NewJapan Partners, L.P.                                              3.7                --        1,120,981          1.7
Cantillon U.S. Ltd.                                                          0.5         3,197,295        3,508,650          5.2
Temujin International Fund Ltd.                                              0.4         1,500,000        2,262,952          3.4
Delta Fund Europe Ltd.                                                       0.2         2,500,000        2,821,312          4.2
FrontPoint Offshore Japan Fund Ltd.                                          0.5         1,300,000        1,201,113          1.8
                                                                                      ------------------------------------------
TOTAL LONG/SHORT EQUITY                                                                  8,497,295       10,915,008         16.3

---------------------------------------------------------------------------------------------------------------------------------
MANAGED FUTURES
Blenheim Global Markets Fund Ltd.                                            0.1                --        1,021,523          1.5

---------------------------------------------------------------------------------------------------------------------------------
MULTI-STRATEGY
Canyon Value Realization Fund, L.P.                                          0.2           750,001        2,287,561          3.4
D.E. Shaw Composite International Fund                                       0.0         3,497,548        4,052,989          6.0
Stark Investments, L.P.                                                      0.2         2,100,000        3,288,483          4.9
                                                                                      ------------------------------------------
TOTAL MULTI -STRATEGY                                                                    6,347,549        9,629,033         14.3

Total Investments in Investment Funds                                                   52,544,585       66,878,139         99.7

---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT
Citibank II Money Market Deposit Account                                                   255,517          255,517          0.4

---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN INVESTMENT FUNDS
AND SHORT-TERM INVESTMENT                                                             $ 52,800,102       67,133,656        100.1
                                                                                      ============
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                       (74,142)        -0.1
                                                                                                        ------------------------
NET ASSETS                                                                                               67,059,514        100.0%
                                                                                                        ========================

                                                                              ACQUISITION
                                                              LIQUIDITY 1       DATE 2
--------------------------------------------------------------------------------------------
INVESTMENTS IN INVESTMENT FUNDS
--------------------------------------------------------------------------------------------
CONVERTIBLE ARBITRAGE
Lydian Partners II LP                                         Quarterly           08/06

--------------------------------------------------------------------------------------------
EMERGING MARKETS
Forum Absolute Return Fund Ltd.                               Quarterly           05/06
Black River Emerging Markets Credit Opportunities Fund Ltd.   Semi-Annually       01/06
Quorom Fund Ltd.                                              Monthly             01/06
TOTAL EMERGING MARKETS

--------------------------------------------------------------------------------------------
EQUITY MARKET NEUTRAL
Barclays Global Investors The 32 Capital Fund Ltd.(Class A)   Monthly          01/03-10/06
Tykhe Portfolios Ltd (Class B)                                Monthly             07/06
O'Connor Global Fundamental Market Neutral Long/Short Ltd
  (Class A Series 1)                                          Monthly             07/06
TOTAL EQUITY MARKET NEUTRAL

--------------------------------------------------------------------------------------------
EVENT DRIVEN
Courage Special Situations Offshore Fund Ltd. (Class B)       Quarterly        05/05-06/05
Perry Partners, L.P.                                          Quarterly        02/05-04/05
GoldenTree Credit Opportunities, L.P.(Class A)                Semi-Annually       12/04
Highland Crusader Fund II Ltd.                                Quarterly           02/06
Jana Piranha Offshore Fund (Cayman) Ltd.                      Quarterly           03/06
TOTAL EVENT DRIVEN

--------------------------------------------------------------------------------------------
FIXED INCOME ARBITRAGE
Bear Stearns High-Grade Structured Credit Strategies, L.P.    Annually         11/04-11/06
Sorin Offshore Fund Ltd.                                      Quarterly           07/06
Endeavour Fund I LLC                                          Quarterly        10/03-04/06
Platinum Grove Contingent Capital Offshore Fund               Monthly             08/06
Julius Baer Diversified Fixed Income Hedge Fund (USD)         Quarterly        11/04-10/06
TOTAL FIXED INCOME ARBITRAGE

--------------------------------------------------------------------------------------------
LONG/SHORT EQUITY
Whitney NewJapan Partners, L.P.                               Quarterly        08/03-07/04
Cantillon U.S. Ltd.                                           Quarterly           05/06
Temujin International Fund Ltd.                               Quarterly           04/05
Delta Fund Europe Ltd.                                        Quarterly        01/06-02/06
FrontPoint Offshore Japan Fund Ltd.                           Quarterly        01/06-07/06
TOTAL LONG/SHORT EQUITY

--------------------------------------------------------------------------------------------
MANAGED FUTURES
Blenheim Global Markets Fund Ltd.                             Monthly          11/04-10/06

--------------------------------------------------------------------------------------------
MULTI-STRATEGY
Canyon Value Realization Fund, L.P.                           Annually         01/03-04/04
D.E. Shaw Composite International Fund                        Quarterly           01/06
Stark Investments, L.P.                                       Annually         01/04-07/06
TOTAL MULTI -STRATEGY

Total Investments in Investment Funds

--------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT
Citibank II Money Market Deposit Account

--------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN INVESTMENT FUNDS
AND SHORT-TERM INVESTMENT
LIABILITIES IN EXCESS OF OTHER ASSETS
NET ASSETS

Detailed information about the Investment Funds' portfolios is not available.

1. Available frequency of redemptions after initial lock-up period.

2. Represents initial through most recent month of investment purchases.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

PORTFOLIO VALUATION

The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of its value, the Investment Fund will be valued at fair value as determined in good faith by the Board or in accordance with procedures adopted by the Board. In accordance with the Advisory Agreement, the Adviser values the Fund's assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

INVESTMENTS IN INVESTMENT FUNDS

At December 31, 2006, the Fund had investments in Investment Funds, none of which were related parties. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners in the form of management fees ranging from 1.0% to 3.0% annually of net assets and performance incentive fees/allocations ranging from 10% to 25% of net profits earned. The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to eighteen months from initial investment. Information related to each Investment Fund is included on the statement of investments. At December 31, 2006 the Fund had approximately 7.67% of capital invested in Investment Funds with lock-up provisions extending one year from December 31, 2006.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to: short selling activities, writing option contracts and interest rate, credit default and total return equity swap contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2006, the Adviser does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OFI Tremont Market Neutral Hedge Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: February 8, 2007